Investments Investments - Schedule of Net Unrealized Losses on Equity Securities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Investments, Debt and Equity Securities [Abstract]
Net gains (losses) recognized on equity securities	$ 8.3	$ (6.1)
Less: Net realized gains related to sales of equity securities	1.7	0.4
Total net unrealized gains (losses) on equity securities	$ 6.6	$ (6.5)